Share-Based Compensation - Additional Information (Details) - shares				6 Months Ended
	Dec. 30, 2021	Mar. 01, 2017	Jul. 23, 2014	Jun. 30, 2022
2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period			4 years
Common shares reserved for issuance			5,500,000
Share available for grant				37,911
2014 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period			10 years
2017 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period		4 years
Common shares reserved for issuance		6,015,137
Share available for grant				86,632
2017 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period		10 years
2021 incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period	4 years
Awards expiration period	10 years
Common shares reserved for issuance	4,000,000
Share available for grant				2,333,872
2014, 2017 and 2021 Plans
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period				10 years
2014, 2017 and 2021 Plans | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period				4 years